Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	SCT Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	SCT Average for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)(3)(4)	Klaviyo Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income ($ in thousands)(6)	Revenue ($ in thousands)(7)
2024	78,030	78,030	8,517,395	18,507,774	126	157	(46,142)	937,464
2023	78,031	78,031	15,740,735	17,260,349	85	115	(308,233)	698,099

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Our Other NEOs for the fiscal year ended December 31, 2024 were Amanda Whalen, Carmel Galvin, Steve Rowland, and Landon Edmond. Our
Other NEOs for the fiscal year ended December 31, 2023 were Amanda Whalen, Steve Rowland, and Landon Edmond.

Peer Group Issuers, Footnote	TSR shown in this table utilizes the S&P 500 Information Technology Index. The comparison assumes $100.00 was invested in our Series A common stock and the S&P 500 Information Technology Index at their respective closing prices on our IPO Date and ending on December 31 of each Covered Year. The historical TSR represents past performance and should not be considered an indication of future TSR.

PEO Total Compensation Amount	$ 78,030	$ 78,031
PEO Actually Paid Compensation Amount	$ 78,030	78,031
Adjustment To PEO Compensation, Footnote	The following table shows for each Covered Year the adjustments made to the total compensation shown for our CEO, Andrew Bialecki, on the
SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Compensation Actually Paid to CEO	Fiscal Year 2024	Fiscal Year 2023
SCT total amount	$78,030	$78,031
Less amounts reported in “Option Awards” and “Stock Awards” columns in SCT for the Covered Year	—	—
Plus fair value at Covered Year-end of outstanding and unvested equity awards granted during the Covered Year	—	—
Plus (or less) change in fair value as of the Covered Year-end from the prior year-end of outstanding and unvested equity awards granted in prior fiscal years	—	—
Plus fair value at vesting of equity awards granted during the Covered Year that vested during the Covered Year	—	—
Plus (or less) change in fair value as of vesting date from the prior year- end of equity awards granted in prior fiscal years that vested during the Covered Year	—	—
TOTAL ADJUSTMENTS:	—	—
TOTAL COMPENSATION ACTUALLY PAID:	$78,030	$78,031

Non-PEO NEO Average Total Compensation Amount	$ 8,517,395	15,740,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,507,774	17,260,349
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows for each Covered Year the adjustments made to the average of the total compensation shown for our Other NEOs on the
SCT to arrive at average “compensation actually paid” as reflected on the table above:

Adjustments to Determine Average Compensation Actually Paid to Other NEOs	Fiscal Year 2024	Fiscal Year 2023
SCT total amount	$8,517,395	$15,740,735
Less average amount reported in “Option Awards” and “Stock Awards” columns in SCT for the Covered Year	(7,755,777)	(15,206,783)
Plus average fair value at Covered Year-end of outstanding and unvested equity awards granted during the Covered Year	11,192,113	14,250,668
Plus (or less) average change in fair value as of the Covered Year-end from the prior year-end of outstanding and unvested equity awards granted in prior fiscal years	4,367,683	642,693
Plus average fair value at vesting of equity awards granted during the Covered Year that vested during the Covered Year	1,608,102	882,814
Plus (or less) average change in fair value as of vesting date from the prior year-end of equity awards granted in prior fiscal years that vested during the Covered Year	578,259	950,223
TOTAL ADJUSTMENTS:	9,990,379	1,519,614
TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	$18,507,774	$17,260,349

Compensation Actually Paid vs. Total Shareholder Return	The following graph shows the relationships between the “compensation actually paid” to our CEO and the average
“compensation actually paid” to our Other NEOs, the cumulative TSR for our Series A common stock, and the cumulative
TSR for our peer group each Covered Year.

Compensation Actually Paid vs. Net Income	The following graph shows the relationship between the “compensation actually paid” to our CEO and the average
“compensation actually paid” to our Other NEOs and our reported annual net (loss) income for each Covered Year. We do not currently use net (loss) income as a financial performance measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure	The following graph shows the relationship between the “compensation actually paid” to our CEO and the average
“compensation actually paid” to our Other NEOs and our reported annual revenue for each Covered Year. The growth of annual revenue is a significant performance target in the Bonus Plan for our named executive officers in the fiscal year ended December 31, 2024 and impacts the amount of annual cash bonus that our named executive officers receive in the fiscal year.

Total Shareholder Return Vs Peer Group	The following graph shows the relationships between the “compensation actually paid” to our CEO and the average
“compensation actually paid” to our Other NEOs, the cumulative TSR for our Series A common stock, and the cumulative
TSR for our peer group each Covered Year.

Tabular List, Table	Revenue •Non-GAAP operating income
Total Shareholder Return Amount	$ 126	85
Peer Group Total Shareholder Return Amount	157	115
Net Income (Loss)	$ (46,142,000)	$ (308,233,000)
Company Selected Measure Amount	937,464,000	698,099,000
PEO Name	Andrew Bialecki
Additional 402(v) Disclosure	For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of the RSUs awards in accordance with
FASB ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts (as updated for purposes of this disclosure to reflect the relevant dates for purposes of calculating fair value) are set forth in note 2 to our audited consolidated financial statements included in the 2024 Annual Report.
Reflects “Net (loss) income” for each Covered Year as set forth in our consolidated statements of operations included in our Annual Report on Form
10-K for each of the Covered Years. For the avoidance of doubt, “Net (loss) income” is a GAAP measure.
Reflects “Revenue” for each Covered Year as set forth in our consolidated statements of operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Revenue” is a GAAP measure. The company determined that revenue is the financial performance measure that, in the company’s assessment, represents the most important financial performance measure used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to company performance. We utilize revenue as a performance metric in our Bonus Plan.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,990,379	1,519,614
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,755,777)	(15,206,783)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,192,113	14,250,668
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,367,683	642,693
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,608,102	882,814
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 578,259	$ 950,223